Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Segment revenues:
Revenues	¥ 630,028	¥ 626,579	¥ 1,994,844	¥ 1,868,113
Segment profits:
Total profits for segments	88,175	73,202	237,308	282,119
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests			(23)	0
Income before Income Taxes	119,127	95,900	283,473	316,689
Segment assets:
Trade notes, accounts and other receivable	369,666		369,666		¥ 359,949
Other corporate assets	1,926,928		1,926,928		1,732,379
Assets	14,553,890		14,553,890		14,270,672
Operating Segment
Segment revenues:
Revenues	629,647	626,919	1,990,860	1,869,486
Segment profits:
Total profits for segments	120,712	105,395	290,664	334,899
Segment assets:
Assets	12,186,705		12,186,705		11,999,584
Corporate, Non-Segment
Segment revenues:
Revenues	6,348	4,418	19,000	12,998
Segment profits:
Corporate profits (losses)	(3,307)	(7,785)	(13,483)	(22,719)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,722	(1,710)	6,292	4,509
Segment assets:
Cash and cash equivalents, restricted cash	1,067,018		1,067,018		1,091,812
Allowance for credit losses	(68,815)		(68,815)		(69,459)
Trade notes, accounts and other receivable	369,666		369,666		359,949
Other corporate assets	999,316		999,316		¥ 888,786
Inter-segment transactions
Segment revenues:
Revenues	¥ (5,967)	¥ (4,758)	¥ (15,016)	¥ (14,371)